CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	211,083,301	209,920,447	204,135,029	193,770,753
Treasury stock at cost, shares	5,574,244	1,360,000	2,945,840	2,945,840